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February 5, 2007

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re: VALIC Company I ("Registrant")
         Science & Technology Fund
         File Numbers 2-83631
         CIK No. 0000719423

Dear Sir or Madam:

     As counsel to the Registrant, I am transmitting for filing the preliminary information statement ("Information Statement") for the Registrant under Section 14 of the Securities Act of 1934, as amended, concurrently with this letter.

     The Registrant acknowledges that: (a) it is responsible for the adequacy and accuracy of the disclosure in the Information Statement; (b) the Commission's comments and changes to the disclosure in the Information Statement made in response to the Commission's comments do not foreclose the Commission from taking any action with respect to the Information Statement; and (c) it may not assert the Commission's comments or responses to the Commission's comments as a defense in any proceeding initiated by the Commission or any person pursuant to U.S. federal securities laws.

     We intend to mail a definitive information statement to shareholders on or about February 27, 2006. Please call me at (713) 831-3299 or Nori Gabert at
(713) 831-5165 with any comments or questions.

Very truly yours,


/s/ MARK MATTHES
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Mark Matthes